SUBSEQUENT EVENTS (Details) - CAD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Nov. 01, 2021	Sep. 30, 2021	Sep. 30, 2021
SUBSEQUENT EVENTS
Gains losses on investments		$ 29,000	$ 29,000
Contingent Consideration Paid (Received) Cash	$ 10,000
Disposal of assets
SUBSEQUENT EVENTS
Proportion of ownership interest in associate	8.00%
Consideration paid (received)	$ 61,000
Portion of consideration paid (received) consisting of cash and cash equivalents	18,000
Consideration Paid (Received) Stock	$ 43,000